UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22632

Exact name of registrant as specified in charter:	Prudential Short Duration High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	5/31/2014

Date of reporting period:	8/31/2013

Item 1. Schedule of Investments

Prudential Short Duration High Yield Fund, Inc.

Schedule of Investments

as of August 31, 2013 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 130.0%
BANK LOANS(a) — 6.2%
Cable — 0.6%
Newsday LLC	3.690%	10/12/16	3,938	$ 3,945,846

Electric — 0.6%
Calpine Corp.	4.000%	10/09/19	3,772	3,779,124

Gaming — 0.3%
MGM Resorts International	3.500%	12/20/19	1,990	1,983,367

Healthcare & Pharmaceutical — 0.2%
Catalent Pharma Solutions, Inc.	6.500%	12/29/17	1,500	1,504,688

Media & Entertainment — 1.9%
Getty Images, Inc.	4.750%	10/18/19	6,965	6,705,993
Gray Television, Inc.	4.750%	10/14/19	4,820	4,840,906

				11,546,899

Metals — 0.8%
FMG Resources (August 2006) Pty. Ltd.	5.250%	10/18/17	4,963	4,975,596

Pipelines & Other — 0.4%
Energy Transfer Equity LP	3.750%	03/24/17	2,250	2,260,625

Technology — 1.4%
Ancestry.com, Inc.	5.250%	12/28/18	3,280	3,297,801
First Data Corp.	4.180%	09/24/18	1,675	1,652,667
Kronos, Inc.	9.750%	04/30/20	3,750	3,876,563

				8,827,031

TOTAL BANK LOANS (cost $38,705,490)				38,823,176

CORPORATE BONDS — 123.8%
Aerospace & Defense — 2.1%
Bombardier, Inc. (Canada), Sr. Notes, 144A(d)	4.250%	01/15/16	5,000	5,168,750
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	6.300%	05/01/14	1,725	1,768,125
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	03/15/18	2,875	3,176,875
TransDigm, Inc., Gtd. Notes(d)	7.750%	12/15/18	3,000	3,210,000

				13,323,750

Automobiles — 7.8%
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes, 144A(d)	9.250%	01/15/17	9,688	10,341,940
Chrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes(d)	8.000%	06/15/19	7,500	8,146,875
Continental Rubber of America Corp., Sr. Sec’d. Notes, 144A	4.500%	09/15/19	5,350	5,406,175
Dana Holding Corp., Sr. Unsec’d. Notes	6.500%	02/15/19	225	239,062
Delphi Corp., Gtd. Notes(d)	5.875%	05/15/19	2,765	2,930,900
Lear Corp., Gtd. Notes	7.875%	03/15/18	5,646	6,012,990
Lear Corp., Gtd. Notes	8.125%	03/15/20	1,670	1,824,475
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.875%	08/15/18	3,850	4,004,000
Titan International, Inc., Sr. Sec’d. Notes, 144A(d)	7.875%	10/01/17	2,500	2,650,000
TRW Automotive, Inc., Gtd. Notes, 144A	7.250%	03/15/17	6,557	7,409,410

				48,965,827

Building Materials & Construction — 3.7%
Beazer Homes USA, Inc., Sr. Sec’d. Notes(d)	6.625%	04/15/18	4,075	4,294,031

Building Materials Corp. of America, Sr. Notes, 144A (original cost $2,103,860; purchased 06/20/2013)(b)(c)	6.875%	08/15/18	2,000	2,125,000
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.500%	12/14/16	1,644	1,734,420
D.R. Horton, Inc., Gtd. Notes(d)	4.750%	05/15/17	3,000	3,075,000
Lennar Corp., Gtd. Notes(d)	4.750%	12/15/17	5,075	5,151,125
Standard Pacific Corp., Gtd. Notes(d)	10.750%	09/15/16	4,000	4,750,000
Toll Brothers Finance Corp., Gtd. Notes	8.910%	10/15/17	1,600	1,880,000

				23,009,576

Cable — 6.8%
Cablevision Systems Corp., Sr. Unsec’d. Notes(d)	7.750%	04/15/18	750	823,125
Cablevision Systems Corp., Sr. Unsec’d. Notes(d)	8.625%	09/15/17	6,200	7,052,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(d)	7.000%	01/15/19	6,200	6,556,500
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, RegS, (original cost $4,983,956; purchased 09/18/12)(b)(c)	11.500%	11/20/14	4,485	4,821,375
CSC Holdings LLC, Sr. Unsec’d. Notes(d)	8.625%	02/15/19	2,500	2,875,000
DISH DBS Corp., Gtd. Notes	4.250%	04/01/18	6,600	6,501,000
UPC Holding BV (Netherlands), Sec’d. Notes, 144A(d)	9.875%	04/15/18	7,250	7,866,250
Videotron Ltee (Canada), Gtd. Notes	9.125%	04/15/18	187	196,116
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes(d)	6.500%	01/15/18	5,500	5,733,750

				42,425,616

Capital Goods — 5.6%
CNH America LLC, Gtd. Notes(d)	7.250%	01/15/16	7,235	7,886,150
CNH Capital LLC, Gtd. Notes(d)	3.875%	11/01/15	2,075	2,116,500
Columbus McKinnon Corp., Gtd. Notes(d)	7.875%	02/01/19	2,900	3,045,000
Griffon Corp., Gtd. Notes(d)	7.125%	04/01/18	3,000	3,183,750
Interline Brands, Inc., Gtd. Notes(d)	7.500%	11/15/18	1,450	1,522,500
Laureate Education, Inc., Gtd. Notes, 144A	9.250%	09/01/19	2,125	2,295,000
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%	05/15/18	1,200	1,206,000
SPX Corp., Gtd. Notes(d)	7.625%	12/15/14	3,212	3,420,780
United Rentals North America, Inc., Gtd. Notes(d)	9.250%	12/15/19	7,437	8,338,736
WireCo WorldGroup, Inc., Gtd. Notes(d)	9.500%	05/15/17	2,000	2,070,000

				35,084,416

Chemicals — 2.4%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.000%	03/15/16	4,675	4,733,438
INEOS Group Holdings SA (Luxembourg), Gtd. Notes, 144A (original cost $1,050,000; purchased 05/02/2013)(b)(c)	6.125%	08/15/18	1,050	1,015,875
Koppers, Inc., Gtd. Notes(d)	7.875%	12/01/19	5,274	5,669,550
Orion Engineered Carbons Finance & Co. SCA (Luxembourg), Gtd. Notes, PIK, 144A	9.250%	08/01/19	2,850	2,907,000
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes, 144A	6.250%	04/01/20	1,000	967,500

				15,293,363

Consumer — 2.1%
Jarden Corp., Gtd. Notes(d)	7.500%	05/01/17	3,750	4,171,875
PVH Corp., Sr. Unsec’d. Notes(d)	7.375%	05/15/20	1,750	1,890,000
QVC, Inc., Sr. Sec’d. Notes, 144A	7.500%	10/01/19	750	808,559
Service Corp. International, Sr. Unsec’d. Notes(d)	7.000%	05/15/19	2,735	2,926,450
Service Corp. International, Sr. Unsec’d. Notes(d)	7.625%	10/01/18	2,753	3,128,096

				12,924,980

Electric — 4.8%
AES Corp. (The), Sr. Unsec’d. Notes(d)	8.000%	10/15/17	4,000	4,600,000
AES Corp. (The), Sr. Unsec’d. Notes	9.750%	04/15/16	6,120	7,129,800
Calpine Corp., Sr. Sec’d. Notes, 144A	7.250%	10/15/17	275	286,688
GenOn REMA LLC, Pass-Through Certificates Ser. B(b)	9.237%	07/02/17	2,155	2,225,054
GenOn REMA LLC, Pass-Through Certificates Ser. C(d)	9.681%	07/02/26	900	954,000
Mirant Mid Atlantic LLC, Pass-Through Certificates Ser. B	9.125%	06/30/17	819	859,553
NRG Energy, Inc., Gtd. Notes	7.625%	01/15/18	7,000	7,752,500
Public Service Co. of New Mexico, Sr. Unsec’d. Notes(d)	7.950%	05/15/18	5,500	6,559,184

				30,366,779

Energy — Integrated — 0.2%
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%	12/12/21	1,500	1,552,500

Energy — Other — 6.1%
Cie Generale de Geophysique-Veritas (France), Gtd. Notes(d)	9.500%	05/15/16	5,030	5,281,500
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes	9.375%	05/01/20	1,250	1,375,000
Hercules Offshore, Inc., Gtd. Notes, 144A	10.500%	10/15/17	4,300	4,547,250
Hercules Offshore, Inc., Sr. Sec’d. Notes, 144A	7.125%	04/01/17	750	795,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A (original cost $7,717,500; purchased 03/15/13)(b)(c)(d)	8.000%	02/15/20	7,000	7,612,500
Parker Drilling Co., Gtd. Notes(d)	9.125%	04/01/18	9,000	9,585,000
Plains Exploration & Production Co., Gtd. Notes(d)	8.625%	10/15/19	2,000	2,220,154
Seitel, Inc., Gtd. Notes	9.500%	04/15/19	1,125	1,130,625
Tesoro Corp., Gtd. Notes(d)	4.250%	10/01/17	3,675	3,720,938
WPX Energy, Inc., Sr. Unsec’d. Notes	5.250%	01/15/17	2,000	2,120,000

				38,387,967

Foods — 7.5%
ARAMARK Corp., Gtd. Notes, 144A(d)	5.750%	03/15/20	950	969,000
Constellation Brands, Inc., Gtd. Notes(d)	7.250%	09/01/16	3,052	3,452,575
Cott Beverages, Inc., Gtd. Notes(d)	8.125%	09/01/18	6,750	7,247,812
Cott Beverages, Inc., Gtd. Notes(d)	8.375%	11/15/17	3,499	3,673,950
Darling International, Inc., Gtd. Notes(d)	8.500%	12/15/18	5,175	5,692,500
Fiesta Restaurant Group, Inc., Sec’d. Notes(d)	8.875%	08/15/16	2,700	2,875,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes (original cost $2,315,000; purchased 05/02/2012)(b)(c)(d)	11.625%	05/01/14	2,000	2,100,000
Michael Foods Group, Inc., Gtd. Notes	9.750%	07/15/18	5,505	6,041,738
Pilgrim’s Pride Corp., Gtd. Notes	7.875%	12/15/18	2,250	2,430,000
Stater Bros. Holdings, Inc., Gtd. Notes(d)	7.375%	11/15/18	1,990	2,104,425
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18	800	803,000
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes, 144A (original cost $1,668,750; purchased 05/21/2013)(b)(c)(d)	8.875%	12/15/17	1,500	1,657,500
TreeHouse Foods, Inc., Gtd. Notes(d)	7.750%	03/01/18	7,600	8,056,000

				47,104,000

Foreign Agency — 0.6%
Harvest Operations Corp. (South Korea), Gtd. Notes(d)	6.875%	10/01/17	3,725	4,023,000

Gaming — 5.5%
Boyd Gaming Corp., Gtd. Notes(d)	9.125%	12/01/18	5,120	5,580,800
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes(d)	11.250%	06/01/17	10,000	10,300,000
Isle of Capri Casinos, Inc., Gtd. Notes	7.750%	03/15/19	3,000	3,097,500
MGM Resorts International, Gtd. Notes(d)	7.500%	06/01/16	2,000	2,200,000

MGM Resorts International, Gtd. Notes	7.625%	01/15/17	1,500	1,653,750
MGM Resorts International, Gtd. Notes(d)	10.000%	11/01/16	5,000	5,875,000
Peninsula Gaming LLC/Peninsula Gaming Corp., Gtd. Notes, 144A	8.375%	02/15/18	2,000	2,150,000
Pinnacle Entertainment, Inc., Gtd. Notes(d)	8.750%	05/15/20	3,474	3,751,920

				34,608,970

Healthcare & Pharmaceutical — 9.3%
Accellent, Inc., Sr. Sec’d. Notes(d)	8.375%	02/01/17	4,277	4,394,617
Capella Healthcare, Inc., Gtd. Notes(d)	9.250%	07/01/17	7,320	7,804,950
CHS/Community Health Systems, Inc., Gtd. Notes(d)	8.000%	11/15/19	4,147	4,354,350
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	1,525	1,502,125
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	5,115	5,728,800
HCA, Inc., Sr. Sec’d. Notes(d)	8.500%	04/15/19	4,000	4,320,000
HCA, Inc., Sr. Unsec’d. Notes(d)	6.375%	01/15/15	4,250	4,473,125
HCA, Inc., Sr. Unsec’d. Notes, MTN(d)	9.000%	12/15/14	6,203	6,699,240
Healthcare Technology Intermediate, Inc., Sr. Unsec’d. Notes, PIK, 144A	7.375%	09/01/18	450	456,750
MedAssets, Inc., Gtd. Notes(d)	8.000%	11/15/18	5,450	5,858,750
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(d)	6.500%	07/15/16	10,000	10,350,000
VPII Escrow Corp., Sr. Unsec’d. Notes, 144A	6.750%	08/15/18	2,000	2,117,500

				58,060,207

Media & Entertainment — 15.1%
Allbritton Communications Co., Sr. Unsec’d. Notes(d)	8.000%	05/15/18	4,900	5,292,000
AMC Entertainment, Inc., Gtd. Notes	9.750%	12/01/20	6,325	7,226,312
Belo Corp., Gtd. Notes(d)	8.000%	11/15/16	7,000	7,350,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes(d)	9.125%	08/01/18	6,492	7,108,740
Gannett Co., Inc, Gtd. Notes(d)	8.750%	11/15/14	6,254	6,754,320
Gannett Co., Inc., Gtd. Notes(d)	9.375%	11/15/17	2,000	2,122,500
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A(d)	7.375%	12/01/17	5,115	5,319,600
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	04/01/19	4,000	4,290,000
Lamar Media Corp., Gtd. Notes	9.750%	04/01/14	1,779	1,854,608
LIN Television Corp., Gtd. Notes	8.375%	04/15/18	2,250	2,401,875
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $7,639,915; purchased 06/05/12 - 12/12/12)(b)(c)(d)	8.250%	12/15/17	6,882	7,454,582
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $1,225,000; purchased 07/30/2013)(b)(c)	5.000%	08/01/18	1,225	1,240,313
New York Times Co. (The), Sr. Unsec’d. Notes(d)	5.000%	03/15/15	1,310	1,368,950
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., Sec’d. Notes(d)	8.875%	04/15/17	4,500	4,848,750
Nielsen Finance LLC/Nielsen Finance Co. (Netherlands), Gtd. Notes(d)	11.625%	02/01/14	3,595	3,743,473
Regal Cinemas Corp., Gtd. Notes(d)	8.625%	07/15/19	2,000	2,162,500
Sinclair Television Group, Inc., Sec’d. Notes, 144A(d)	9.250%	11/01/17	7,200	7,614,000
SSI Investments II Ltd./SSI Co.-Issuer LLC, Gtd. Notes	11.125%	06/01/18	6,690	7,375,725
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A(d)	6.000%	05/15/17	7,400	7,677,500
WMG Acquisition Corp., Gtd. Notes	11.500%	10/01/18	1,400	1,613,500

				94,819,248

Metals — 5.5%
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	5.000%	02/25/17	3,600	3,681,000

ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18	1,800	1,854,000
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	9.500%	02/15/15	6,000	6,585,000
Arch Coal, Inc., Gtd. Notes, 144A	9.875%	06/15/19	675	587,250
Barminco Finance Pty Ltd. (Australia), Gtd. Notes, 144A	9.000%	06/01/18	2,400	2,100,000
Berau Capital Resources Pte Ltd. (Indonesia), Sr. Sec’d. Notes, 144A	12.500%	07/08/15	5,000	5,200,000
CONSOL Energy, Inc., Gtd. Notes(d)	8.000%	04/01/17	4,200	4,431,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(d)	6.375%	02/01/16	2,000	2,050,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(d)	7.000%	11/01/15	1,850	1,905,500
Peabody Energy Corp., Gtd. Notes	6.000%	11/15/18	4,074	4,053,630
Steel Dynamics, Inc., Gtd. Notes	6.125%	08/15/19	1,725	1,811,250

				34,258,630

Non-Captive Finance — 2.4%
CIT Group, Inc., Sr. Unsec’d. Notes(d)	4.250%	08/15/17	8,575	8,682,187
International Lease Finance Corp., Sr. Unsec’d. Notes(d)	3.875%	04/15/18	1,350	1,289,250
International Lease Finance Corp., Sr. Unsec’d. Notes	8.875%	09/01/17	4,000	4,555,000
SLM Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	425	462,188

				14,988,625

Packaging — 3.4%
Ardagh Packaging Finance PLC (Luxembourg), Sr. Sec’d. Notes, 144A	7.375%	10/15/17	3,000	3,206,250
BWAY Holding Co., Gtd. Notes (original cost $1,107,500; purchased 07/20/2012)(b)(c)	10.000%	06/15/18	1,000	1,095,000
Owens-Brockway Glass Container, Inc., Gtd. Notes(d)	7.375%	05/15/16	5,965	6,695,713
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $2,691,000; purchased 06/12/13)(b)(c)	10.625%	08/15/19	2,400	2,640,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group LU, Gtd. Notes	9.875%	08/15/19	3,000	3,187,500
Sealed Air Corp., Gtd. Notes, 144A(d)	8.125%	09/15/19	4,000	4,440,000

				21,264,463

Paper — 0.5%
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18	3,450	3,450,000

Pipelines & Other — 1.8%
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(d)	9.125%	10/01/17	5,750	6,023,125
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $2,144,688; purchased 01/10/13 - 05/02/13)(b)(c)(d)	6.000%	01/15/19	2,150	1,956,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes(d)	7.500%	10/01/18	3,050	3,271,125

				11,250,750

Real Estate Investment Trusts — 1.4%
DuPont Fabros Technology LP, Gtd. Notes(d)	8.500%	12/15/17	2,195	2,315,725
Felcor Lodging LP, Sr. Sec’d. Notes	10.000%	10/01/14	5,866	6,320,615

				8,636,340

Retailers — 1.8%
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%	03/15/20	400	398,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(d)	9.000%	03/15/19	3,450	3,842,438
Michaels Stores, Inc., Gtd. Notes	7.750%	11/01/18	1,600	1,722,000
Petco Holdings, Inc., Sr. Notes, PIK, 144A (original cost $3,580,094; purchased 10/04/12 - 06/04/13)(b)(c)	8.500%	10/15/17	3,500	3,570,000
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes	8.500%	12/01/17	1,500	1,578,750

				11,111,188

Technology — 17.2%
Anixter, Inc., Gtd. Notes	10.000%	03/15/14	4,377	4,563,022
Audatex North America, Inc., Gtd. Notes	6.750%	06/15/18	6,750	7,171,875
Avaya, Inc., Sec’d. Notes, 144A	10.500%	03/01/21	1,250	965,625
Brightstar Corp., Gtd. Notes, 144A (original cost $4,777,750; purchased 04/27/12 - 03/27/13)(b)(c)(d)	9.500%	12/01/16	4,500	4,702,500
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $1,831,001; purchased 07/26/2013)(b)(c)	7.250%	08/01/18	1,850	1,822,250
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500%	04/01/19	1,500	1,648,125
CDW LLC/CDW Finance Corp., Gtd. Notes	12.535%	10/12/17	3,924	4,095,675
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes	8.000%	12/15/18	2,639	2,896,303
Ceridian Corp., Gtd. Notes	11.250%	11/15/15	12,825	12,985,312
Ceridian Corp., Gtd. Notes, PIK	12.250%	11/15/15	3,198	3,245,970
CommScope, Inc., Gtd. Notes, 144A (original cost $7,113,185; purchased 01/07/13 - 07/22/13)(b)(c)(d)	8.250%	01/15/19	6,473	7,055,570
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	9.250%	04/15/18	12,300	13,284,000
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%	12/15/17	1,950	1,974,375
Interactive Data Corp., Gtd. Notes(d)	10.250%	08/01/18	11,374	12,653,575
Jabil Circuit, Inc., Sr. Unsec’d. Notes	7.750%	07/15/16	2,000	2,265,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(d)	3.750%	06/01/18	5,525	5,338,531
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	9.750%	08/01/18	1,641	1,813,305
Seagate Technology HDD Holdings, Gtd. Notes	6.800%	10/01/16	419	466,138
Sensata Technologies BV, Gtd. Notes, 144A(d)	6.500%	05/15/19	3,700	3,940,500
SunGard Data Systems, Inc., Gtd. Notes	6.625%	11/01/19	825	837,375
SunGard Data Systems, Inc., Gtd. Notes	7.375%	11/15/18	1,500	1,593,750
TransUnion Holding Co., Inc, Sr. Unsec’d. Notes	8.125%	06/15/18	950	1,001,063
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes(d)	11.375%	06/15/18	9,800	10,902,500
Unisys Corp., Sr. Unsec’d. Notes(d)	6.250%	08/15/17	727	766,985

				107,989,324

Telecommunications — 8.7%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	12.000%	12/01/15	4,633	4,887,815
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A(d)	12.000%	12/01/15	5,500	5,802,500
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/01/17	3,000	3,120,000
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	10.500%	04/15/18	3,750	4,040,625
Embarq Corp., Sr. Unsec’d. Notes (original cost $6,915,000; purchased 04/11/13)(b)(c)(d)	7.082%	06/01/16	6,000	6,747,456
Frontier Communications Corp., Sr. Unsec’d. Notes(d)	8.250%	04/15/17	2,000	2,250,000
Qwest Communications International, Inc., Gtd. Notes	7.125%	04/01/18	1,500	1,558,125
Sprint Communications, Inc., Sr. Unsec’d. Notes(d)	6.000%	12/01/16	1,800	1,908,000
Sprint Communications, Inc., Sr. Unsec’d. Notes(d)	8.375%	08/15/17	7,550	8,474,875
Sprint Communications, Inc., Sr. Unsec’d. Notes(d)	9.125%	03/01/17	1,900	2,180,250
T-mobile USA, Inc., Sr. Unsec’d. Notes, 144A	5.250%	09/01/18	3,175	3,206,750
Wind Acquisition Holdings Finance SA (Italy), Sr. Sec’d. Notes, PIK, 144A	12.250%	07/15/17	4,245	4,340,512
Windstream Corp., Gtd. Notes(d)	7.875%	11/01/17	5,250	5,827,500

				54,344,408

Transportation — 1.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	8.250%	01/15/19	1,700	1,848,750
Hertz Corp. (The), Gtd. Notes	7.500%	10/15/18	3,250	3,510,000

Hertz Corp. (The), Gtd. Notes, 144A	4.250%	04/01/18	3,875	3,797,500

				9,156,250

TOTAL CORPORATE BONDS (cost $776,129,954)				776,400,177

TOTAL LONG-TERM INVESTMENTS (cost $814,835,444)				815,223,353

SHORT-TERM INVESTMENT — 0.9%

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $5,350,355)(e)			5,350,355	5,350,355

TOTAL INVESTMENTS — 130.9% (cost $820,185,799)(f)				820,573,708
LIABILITIES IN EXCESS OF OTHER ASSETS — (30.9)%				(193,684,966)

NET ASSETS — 100.0%				$ 626,888,742

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
PIK	Payment-In-Kind
RegS	Regulations S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2013.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $58,864,199. The aggregate value, $57,616,421, is approximately 9.2% of net assets.
(d)	Represents security, or a portion thereof, with an aggregate value of $457,462,611, segregated as collateral for amount of $209,000,000 borrowed and outstanding as of August 31, 2013. Of such securities, securities in the amount of $201,974,592, have been loaned for which, the amount borrowed serves as collateral.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$831,093,642

Appreciation	4,303,745
Depreciation	(14,823,679)

Net Unrealized Depreciation	$(10,519,934)

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$38,823,176	$—
Corporate Bonds	—	774,586,624	1,813,553
Affiliated Money Market Mutual Fund	5,350,355	—	—

Total	$5,350,355	$813,409,800	$1,813,553

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Board of Trustees. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date October 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date October 21, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 21, 2013

*	Print the name and title of each signing officer under his or her signature.